UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kilkenny Capital Management, LLC
Address:	One Financial Place, Suite 1021
		Chicago, IL  60605

Form 13F File Number:	28-06279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Elizabeth R. Foster
Title:	Partner
Phone:	(312) 663-3444

Signature, Place and Date of Signing:
Elizabeth R. Foster		Chicago, Illinois		May 15, 2002
		[Signature]			[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		24

Form 13F Information Table Value Total:		77,704 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF	CUSIP			VALUE		  SHARES		INV.	OTHER	VOTING AUTH
					CLASS					X1000					DISC	MGR	   SHR

ALEXION PHARMACEUTICALS INC     COM       015351109            4359         185400         SH           185400


AMYLIN PHARMACEUTICALS INC      COM       032346108             514          51300         SH            51300


ARADIGM CORP                    COM       038505103            1942         413200         SH           413200


BARR LABS INC                   COM       068306109            3742          56849         SH            56849


BIO TECHNOLOGY GEN CORP         COM       090578105            4479         912300         SH           912300


BIOCRYST PHARMACEUTICALS        COM       09058V103             123          26900         SH            26900


BIOGEN INC                      COM       090597105            2453          50000         SH            50000


BOSTON SCIENTIFIC CORP          COM       101137107            1631          65000         SH            65000


CELL GENESYS INC                COM       150921104            2429         143300         SH           143300


CONNETICS CORP                  COM       208192104            1638         168900         SH           168900


CORVAS INTL INC                 COM       221005101             719         126300         SH           126300


CURIS INC                       COM       231269101             930         436630         SH           436630


ICN PHARMACEUTICALS INC NEW     COM       448924100           10690         336700         SH           336700


ILEX ONCOLOGY INC               COM       451923106            5076         294100         SH           294100


INTERNEURON PHARMACEUTICALS     COM       460573108            1150         131400         SH           131400


LIFECELL CORP                   COM       531927101             219          63500         SH            63500


NAPRO BIOTHERAPUTICS INC        COM       630795102            2569         293600         SH           293600


NORTHFIELD LABS INC             COM       666135108             771         109500         SH           109500


NOVOSTE CORP                    COM       67010C100             644          78000         SH            78000


ORTEC INTL INC                  COM       68749B108              88          17500         SH            17500


PFIZER INC                      COM       717081103            6978         175600         SH           175600


SANGSTAT MED CORP               COM       801003104            9511         354100         SH           354100


TRIANGLE PHARMACEUTICALS INC    COM       89589H104            3911         766900         SH           766900


UNITED THERAPEUTICS CORP DEL    COM       91307C102           11138         827500         SH           827500







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